Employment costs	12 Months Ended
Dec. 31, 2024
Employment costs [Abstract]
Employment costs
7.	Employment costs

	2024	2023	2022
	A$’000	A$’000	A$’000
Salaries and wages	126,995	82,108	47,302
Short term incentives	15,408	9,413	4,025
Sales commissions	7,997	7,167	3,113
Share-based payment charge	19,660	8,786	8,114
Superannuation	2,597	1,798	1,270
Non-Executive Directors’ fees	853	577	661
	173,510	109,849	64,485

Salaries and wages of $6,167,000 (2023: $1,483,000, 2022: $903,000) are included within the cost of sales in the Consolidated statement of comprehensive income.

The increase in employment costs was predominantly due to the additional employees hired to drive higher commercial sales and marketing efforts in the U.S., and a higher number of employees required to support the increase in research and development activities.